Share-based payment plans - Share-based payment plans of RapidFit narrative (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payment plans
Share-based payment expense	€ 266	€ 285	€ 47
Rapidfit+ plan
Share-based payment plans
Maximum number of warrants	300
Share-based payment expense	€ 0	€ 0	€ 0
Exercise price, share options granted	€ 553.9